Change in Working Capital (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Change In Working Capital [abstract]
Summary of change in working capital

	United States Dollar
Figures in millions unless otherwise stated	2022	2021	2020

Inventories	(195.1)	(132.1)	(89.9)
Trade and other receivables	38.5	47.7	(88.0)
Trade and other payables	22.4	(5.0)	6.1
Total change in working capital	(134.2)	(89.4)	(171.8)